Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Total	¥ 469,879		¥ 367,954
Less: Accumulated depreciation	(171,160)		(119,153)
Property, plant and equipment, net	298,719	$ 42,908	248,801
Buildings
Property Plant And Equipment [Line Items]
Total	87,792		87,792
Electronic Equipment
Property Plant And Equipment [Line Items]
Total	87,658		67,637
Motor Vehicles
Property Plant And Equipment [Line Items]
Total	9,149		9,652
Furniture and Education Equipment
Property Plant And Equipment [Line Items]
Total	46,132		38,994
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total	¥ 239,148		¥ 163,879